                        [Heartland Advisors Letterhead]

                                  May 4, 1998

VIA EDGAR
---------
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re:  Heartland Group, Inc.
          1933 Act Reg. No. 33-11371
          1940 Act File No. 811-4982
          497(j) Certification

Ladies and Gentlemen:

     On behalf of Heartland Group, Inc. (the "Registrant"), in lieu of filing under paragraph (c) of Rule 497 with respect to the Prospectuses and Statements of Additional Information, each dated May 1, 1998, relating to the Heartland Large Cap Value Fund, Heartland Mid Cap Value Fund, Heartland Value Plus Fund, Heartland U.S. Government Securities Fund, Heartland Small Cap Contrarian Fund, Heartland Value Fund, Heartland Short Duration High-Yield Municipal Fund, Heartland High-Yield Municipal Bond Fund and Heartland Wisconsin Tax Free Fund that were included in Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A, in accordance with Rule 497(j), we hereby certify on behalf of the Registrant that each form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 34, the most recent amendment filed relating to these Prospectuses and Statements of Additional Information, and that the text of such Post-Effective Amendment was filed electronically on April 29, 1998.

     Please call me at (414)289-7840 if there are any questions or concerns with respect to this filing.

                                       Very truly yours,
                                       JILAINE HUMMEL BAUER
                                       Senior Vice President and General Counsel

cc (w/ paper enc.):  Mrs. Patricia Williams
                     Conrad G. Goodkind, Esq.
                     Fredrick G. Lautz, Esq.
                     Mr. Michael R. McVoy
                     Mr. Joseph C. Neuberger
                     Mr. Stephen T. O'Hearn
                     Mr. Charles Stadler